Employee Benefits - Summary of Funding Requirement and Asset Ceiling (Detail) - Japanese Defined Benefit Plans [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Beginning balance	¥ 268,228
Interest income	4,694
Change in asset ceiling excluding interest income	299,185	¥ 268,228
Ending balance	¥ 572,107	¥ 268,228